TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade payables	€ 27,992	€ 19,687	€ 13,017
Customer online wallets	6,157	4,900	4,103
Other current liabilities	3,543	3,211	2,014
Accruals	744	826	97
Total	38,436	28,624	19,231
Of which: with related parties (Note 14)	€ 7,829	€ 3,729	€ 1,479